Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 734,747	$ 528,933
Restricted cash	2,718	2,564
Trade accounts receivable, net of allowance for doubtful receivables of $2,825 and $117,438 at December 31, 2014 and 2015, respectively	416,104	345,187
Other current assets (Note 4)	84,533	101,508
Total current assets	1,238,102	978,192
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 5)	394,852	622,507
Drilling units, machinery and equipment, net (Note 6)	6,336,892	6,207,633
Total fixed assets, net	6,731,744	6,830,140
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	10,020	0
Financial instruments (Note 9)	3,494	10,101
Due from a related party, non- current (Note 3)	0	117,219
Other non-current assets (Note 7)	36,860	105,969
Total non-current assets, net	50,374	233,289
Total assets	8,020,220	8,041,621
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 8)	56,725	19,858
Due to related parties (Note 3)	0	11,287
Accounts payable and other current liabilities	104,029	72,030
Accrued liabilities	118,231	175,058
Deferred revenue	113,548	121,579
Financial instruments (Note 9)	8,931	17,881
Total current liabilities	401,464	417,693
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	4,271,743	4,352,592
Financial instruments (Note 9)	2,743	8,617
Deferred revenue	66,643	81,359
Other non-current liabilities	2,862	15,084
Total non-current liabilities	$ 4,343,991	$ 4,457,652
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015, nil issued and outstanding at December 31, 2014 and 2015, respectively	$ 0	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2014 and 2015, 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and 2015, respectively (Note 10)	1,609	1,320
Treasury stock ; 0 shares at December 31, 2014 and $0.01 par value; 22,222,222 shares at December 31, 2015 (Note 3)	(222)	0
Additional paid-in capital	3,572,549	3,494,957
Accumulated other comprehensive loss (Note 11)	(22,841)	(23,938)
Accumulated deficit	(276,330)	(306,063)
Total stockholders' equity	3,274,765	3,166,276
Total liabilities and stockholders' equity	$ 8,020,220	$ 8,041,621